UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:  ____
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:     ING Investment Management LLC
Address:  5780 Powers Ferry Road
          Suite 300
          Atlanta, GA  30327-4349


Form 13F File Number:  28-7292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Abe Riazati
Title:  Controller
Phone:  770-690-4777

Signature, Place, and Date of Signing:

s/Abe Riazati                        Atlanta, GA              May 17, 1999
________________________   _______________________________   _____________
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                          ________________

Form 13F Information Table Entry Total:         89
                                          ________________

Form 13F Information Table Value Total:  $ 376,073
                                          ________________
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and the Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NO.      Form 13F File Number         Name

   1        28-7516                      ING Mutual Funds Management Co. LLC



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                          FORM 13F INFORMATION TABLE


             COLUMN 1                   COLUMN 2       COLUMN 3     COLUMN 4
______________________________________________________________________________
          NAME OF ISSUER             TITLE OF CLASS      CUSIP       VALUE
                                                                    (X$1000)
______________________________________________________________________________
ALBERTO CULVER CO CLASS B          COMMON STOCK      013068101          2,122
ALLIED WASTE INDUSTRIES INC        COMMON STOCK      019589308          2,050
ALLSTATE CORP                      COMMON STOCK      020002101          6,275
AMERICAN GREETINGS-CL B            COMMON STOCK      026375105            157
AMERICAN HOME PRODUCTS             COMMON STOCK      026609107         10,688
AMERICAN INTERNATIONAL GROUP       COMMON STOCK      026874107          6,858
AMERITECH CORP                     COMMON STOCK      030954101          9,220
AMR CORP                           COMMON STOCK      001765106          1,124
ANHEUSER BUSCH                     COMMON STOCK      035229103            297
APPLIED MATLS INC                  COMMON STOCK      038222105          5,533
ASCEND COMMUNICATION INC           COMMON STOCK      043491109          5,590
AT&T                               COMMON STOCK      001957109            279
BAXTER INTERNATIONAL INC.          COMMON STOCK      071813109          3,597
BELLSOUTH CORP                     COMMON STOCK      079860102          9,094
BERGEN BRUNSWIG CORP               COMMON STOCK      083739102          2,442
BOEING COMPANY                     COMMON STOCK      097023105          2,219
BRISTOL MYERS SQUIBB CO            COMMON STOCK      110122108          8,625
BURLINGTON NORTHERN INC            COMMON STOCK      12189T104          1,788
CADENCE DESIGN SYSTEM              COMMON STOCK      127387108          5,595
CARNIVAL CORP                      COMMON STOCK      143658102            136
CENDANT CORP COMM                  COMMON STOCK      151313103          1,594
CHASE MANHATTAN CORP               COMMON STOCK      16161A108          5,737
CHEVRON CORPORATION                COMMON STOCK      166753107            495
CHEVRON CORPORATION                COMMON STOCK      166751107          5,236
CINCINNATI MILACRON                COMMON STOCK      172172108          2,780
CIRCUIT CITY STORES INC            COMMON STOCK      172737108          2,759
CISCO SYS INC                      COMMON STOCK      17275R102          7,165
CITIGROUP INC.                     COMMON STOCK      172967101         11,740
COMPAQ COMPUTER CORP               COMMON STOCK      204493100          4,986
COMPLETE BUSINESS SOLUTIONS        COMMON STOCK      20452F107            761
CONOCO INC                         COMMON STOCK      208251306          1,164
CUMMINS ENGINE INC                 COMMON STOCK      231021106          2,312
DOW CHEM CO                        COMMON STOCK      260543103          3,057
EDISON INTERNATIONAL               COMMON STOCK      281020107          3,384
ELECTRONIC DATA SYSTEMS CORPORATIONCOMMON STOCK      285661104            329
FEDERAL NATL MTGE ASSN C.S.        COMMON STOCK      313586109          3,892
FIRST UNION CORP                   COMMON STOCK      337358105          3,853
FORD MTR CO DEL                    COMMON STOCK      345370100          3,407
GANNETT INC                        COMMON STOCK      364730101            183
GENERAL ELECTRIC CO                COMMON STOCK      369604103         12,954
GILLETTE                           COMMON STOCK      375766102            297
HALLIBURTON CO                     COMMON STOCK      406216101          3,534
HOME DEPOT INC                     COMMON STOCK      437076102          9,753
HOUSEHOLD INTL INC                 COMMON STOCK      441815107          4,106
HUMANA INC                         COMMON STOCK      444859102          1,756
IBM                                COMMON STOCK      459200101            514
INTEL CORP                         COMMON STOCK      458140100          7,840

INTIMATE BRANDS INC                COMMON STOCK      461156101          4,071
JACOBS ENGR GROUP INC              COMMON STOCK      469814107          4,618
KROGER CO                          COMMON STOCK      501044101          4,239
LEXMARK                            COMMON STOCK      529771107            156
MATTEL INC                         COMMON STOCK      577081102          1,746
MAY DEPT                           COMMON STOCK      577778103            235
MCDONALDS CORPORATION CS           COMMON STOCK      580135101          6,788
MERCK & CO INC                     COMMON STOCK      589331107          9,831
MICROSOFT CORPORATION              COMMON STOCK      594918104         17,692
MILACON                            COMMON STOCK      598709103            255
MOBIL CORPORATION                  COMMON STOCK      607059102          5,192
MORGAN STANLEY DN WITTER           COMMON STOCK      617446448          2,661
MOTOROLA INC                       COMMON STOCK      620076109          4,727
NATIONAL CITY CORP                 COMMON STOCK      635405103            332
PEPSICO INC.                       COMMON STOCK      713448108          5,733
PHILIP MORRIS                      COMMON STOCK      718054107            475
PHILIP MORRIS COS INC              COMMON STOCK      718154107          4,926
PNC FINL CORP                      COMMON STOCK      693475105          4,811
PPG INDS INC                       COMMON STOCK      693506107          4,562
PRIME HOSPITALITY CORP.            COMMON STOCK      741917108            107
PROCTER AND GAMBLE CO              COMMON STOCK      742718109          5,788
PUBLIC SVC ENTERPRISE              COMMON STOCK      744573106          5,285
RALSTON PURINA CO                  COMMON STOCK      751277104          1,513
RALSTON PURINA CO                  COMMON STOCK      751277302          1,393
REEBOK INTERNATIONAL LTD           COMMON STOCK      758110100          1,199
S & P 500 DEPOSITARY RECEIPT       COMMON STOCK      78462F103          3,672
SARA LEE CORPORATION               COMMON STOCK      803111103          4,816
SBC COMMUNICACTIONS INC            COMMON STOCK      78387G103          6,347
SCHERING-PLOUGH CORP               COMMON STOCK      806605101          4,763
SOUTHDOWN INC                      COMMON STOCK      841297104          2,921
STANDARD REGISTER CO               COMMON STOCK      853887107          1,135
STORAGE TECHNOLOGY CORP            COMMON STOCK      862111200          2,788
SUN MICROSYSTEMS INC               COMMON STOCK      866810104         10,918
SUNTRUST BANKS INC                 COMMON STOCK      867914103         21,539
TENET HEALTHCARE CORP              COMMON STOCK      88033G100          2,064
TIME WARNER INC.                   COMMON STOCK      887315109          3,576
TORCHMARK CORP                     COMMON STOCK      891027104          3,488
TRAVELERS PROP CASUALTY            COMMON STOCK      893939108          1,752
TYCO INTERNATIONAL INC.            COMMON STOCK      902124106          2,109
UST INC                            COMMON STOCK      902911106          2,613
V F CORP                           COMMON STOCK      918204108          2,769
WAL-MART STORES INC                COMMON STOCK      931142103          7,509
WELLS FARGO AND CO                 COMMON STOCK      949746101          3,682
                                                                  ____________
                                                                      376,073
                                                                  ============












             COLUMN 1                  COLUMN 5    COLUMN 6  COLUMN 7 COLUMN 8
_______________________________________________________________________________
          NAME OF ISSUER           SHARES OR      INVESTMENT   OTHER   VOTING
                                   PRINCIPAL SH/ DISCRETION:   MANA-   AUTHOR-
                                     AMOUNT  PRN     SOLE      GERS   ITY: SOLE
_______________________________________________________________________________
                                               <s
ALBERTO CULVER CO CLASS B             90,800   SH  X                  X
ALLIED WASTE INDUSTRIES INC          142,000   SH  X                  X
ALLSTATE CORP                        169,300   SH  X                  X
AMERICAN GREETINGS-CL B                6,200   SH  X                  X
AMERICAN HOME PRODUCTS               163,800   SH  X                  X
AMERICAN INTERNATIONAL GROUP          56,850   SH  X                  X
AMERITECH CORP                       160,000   SH  X                  X
AMR CORP                              19,200   SH  X                  X
ANHEUSER BUSCH                         3,900   SH  X                  X
APPLIED MATLS INC                     89,700   SH  X                  X
ASCEND COMMUNICATION INC              66,800   SH  X                  X
AT&T                                   3,500   SH  X                  X
BAXTER INTERNATIONAL INC.             54,500   SH  X                  X
BELLSOUTH CORP                       227,000   SH  X                  X
BERGEN BRUNSWIG CORP                 122,100   SH  X                  X
BOEING COMPANY                        65,250   SH  X                  X
BRISTOL MYERS SQUIBB CO              134,500   SH  X                  X
BURLINGTON NORTHERN INC               54,400   SH  X                  X
CADENCE DESIGN SYSTEM                217,300   SH  X                  X
CARNIVAL CORP                          2,800   SH  X                  X
CENDANT CORP COMM                    100,000   SH  X                  X
CHASE MANHATTAN CORP                  70,500   SH  X                  X
CHEVRON CORPORATION                    5,600   SH  X                  X
CHEVRON CORPORATION                   59,000   SH  X                  X
CINCINNATI MILACRON                  176,500   SH  X                  X
CIRCUIT CITY STORES INC               36,000   SH  X                  X
CISCO SYS INC                         65,400   SH  X                  X
CITIGROUP INC.                       183,800   SH  X                  X
COMPAQ COMPUTER CORP                 157,350   SH  X                  X
COMPLETE BUSINESS SOLUTIONS           38,800   SH  X                  X
CONOCO INC                            47,400   SH  X                  X
CUMMINS ENGINE INC                    65,000   SH  X                  X
DOW CHEM CO                           32,800   SH  X                  X
EDISON INTERNATIONAL                 152,100   SH  X                  X
ELECTRONIC DATA SYSTEMS CORPORATION    6,757   SH  X                  X
FEDERAL NATL MTGE ASSN C.S.           56,200   SH  X                  X
FIRST UNION CORP                      72,100   SH  X                  X
FORD MTR CO DEL                       60,100   SH  X                  X
GANNETT INC                            2,900   SH  X                  X
GENERAL ELECTRIC CO                  117,100   SH  X                  X
GILLETTE                               5,000   SH  X                  X
HALLIBURTON CO                        91,800   SH  X                  X
HOME DEPOT INC                       156,670   SH  X                  X
HOUSEHOLD INTL INC                    90,000   SH  X                  X
HUMANA INC                           101,800   SH  X                  X
IBM                                    2,900   SH  X                  X
INTEL CORP                            65,950   SH  X                  X


                                               <s
INTIMATE BRANDS INC                   84,600   SH  X                  X
JACOBS ENGR GROUP INC                117,100   SH  X                  X
KROGER CO                             70,800   SH  X                  X
LEXMARK                                1,400   SH  X                  X
MATTEL INC                            70,000   SH  X                  X
MAY DEPT                               6,000   SH  X                  X
MCDONALDS CORPORATION CS             149,800   SH  X                  X
MERCK & CO INC                       122,700   SH  X                  X
MICROSOFT CORPORATION                197,400   SH  X                  X
MILACON                               16,200   SH  X                  X
MOBIL CORPORATION                     59,000   SH  X                  X
MORGAN STANLEY DN WITTER              27,200   SH  X                  X
MOTOROLA INC                          63,800   SH  X                  X
NATIONAL CITY CORP                     4,999   SH  X                  X
PEPSICO INC.                         146,300   SH  X                  X
PHILIP MORRIS                         13,500   SH  X                  X
PHILIP MORRIS COS INC                140,000   SH  X                  X
PNC FINL CORP                         85,000   SH  X                  X
PPG INDS INC                          88,200   SH  X                  X
PRIME HOSPITALITY CORP.               10,773   SH  X                  X
PROCTER AND GAMBLE CO                 59,100   SH  X                  X
PUBLIC SVC ENTERPRISE                138,400   SH  X                  X
RALSTON PURINA CO                     56,700   SH  X                  X
RALSTON PURINA CO                     52,200   SH  X                  X
REEBOK INTERNATIONAL LTD              75,500   SH  X                  X
S & P 500 DEPOSITARY RECEIPT          28,600   SH  X                  X
SARA LEE CORPORATION                 194,600   SH  X                  X
SBC COMMUNICACTIONS INC              134,500   SH  X                  X
SCHERING-PLOUGH CORP                  86,200   SH  X                  X
SOUTHDOWN INC                         54,400   SH  X                  X
STANDARD REGISTER CO                  38,200   SH  X                  X
STORAGE TECHNOLOGY CORP              100,000   SH  X                  X
SUN MICROSYSTEMS INC                  87,300   SH  X                  X
SUNTRUST BANKS INC                   346,012   SH  X                  X
TENET HEALTHCARE CORP                109,000   SH  X                  X
TIME WARNER INC.                      50,500   SH  X                  X
TORCHMARK CORP                       110,300   SH  X                  X
TRAVELERS PROP CASUALTY               49,000   SH  X                  X
TYCO INTERNATIONAL INC.               29,400   SH  X                  X
UST INC                              100,000   SH  X                  X
V F CORP                              58,300   SH  X                  X
WAL-MART STORES INC                   81,450   SH  X                  X
WELLS FARGO AND CO                   105,000   SH  X                  X